Securitizations and Other Variable Interest Entities - First Lien Mortgages VIE (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
On-balance sheet assets
Trading account assets	$ 191,785	$ 200,993
Debt securities carried at fair value	320,695	268,795
Held-to-maturity securities	59,766	55,150
Loans and leases	881,391	928,233
Allowance for loan and lease losses	(14,419)	(17,428)	(24,179)	(33,783)
All other assets	112,063	124,090
Total assets	2,104,534	2,102,273
On-balance sheet liabilities
Long-term debt	243,139	249,674
Total liabilities	1,861,063	1,869,588
Unpaid principal balance of mortgage loans eligible for repurchase	635	1,600
Principal amount that would be payable to the securitization vehicles	635	1,600
Unconsolidated VIEs | Agency
Variable Interest Entity [Line Items]
Maximum loss exposure	14,918	21,140
On-balance sheet assets
Residual interests held	0	0
All other assets	24	27
Total assets	14,918	21,140
Principal balance outstanding	397,055	437,765
Unconsolidated VIEs | Agency | Senior Lien
On-balance sheet assets
Trading account assets	584	650
Debt securities carried at fair value	13,473	19,451
Held-to-maturity securities	837	1,012
Unconsolidated VIEs | Agency | Junior Lien
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Prime
Variable Interest Entity [Line Items]
Maximum loss exposure	1,288	1,527
On-balance sheet assets
Residual interests held	10	13
All other assets	56	71
Total assets	897	1,087
Principal balance outstanding	20,167	25,104
Unconsolidated VIEs | Non-agency | Prime | Senior Lien
On-balance sheet assets
Trading account assets	3	0
Debt securities carried at fair value	816	988
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Prime | Junior Lien
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	12	15
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Subprime
Variable Interest Entity [Line Items]
Maximum loss exposure	3,167	591
On-balance sheet assets
Residual interests held	0	0
All other assets	1	1
Total assets	2,831	236
Principal balance outstanding	32,592	36,854
Unconsolidated VIEs | Non-agency | Subprime | Senior Lien
On-balance sheet assets
Trading account assets	14	1
Debt securities carried at fair value	2,811	220
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Subprime | Junior Lien
On-balance sheet assets
Trading account assets	0	8
Debt securities carried at fair value	5	6
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Alt-A
Variable Interest Entity [Line Items]
Maximum loss exposure	710	437
On-balance sheet assets
Residual interests held	0	0
All other assets	245	325
Total assets	710	437
Principal balance outstanding	50,054	56,454
Unconsolidated VIEs | Non-agency | Alt-A | Senior Lien
On-balance sheet assets
Trading account assets	81	3
Debt securities carried at fair value	383	109
Held-to-maturity securities	0	0
Unconsolidated VIEs | Non-agency | Alt-A | Junior Lien
On-balance sheet assets
Trading account assets	1	0
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Unconsolidated VIEs | Commercial Mortgage
Variable Interest Entity [Line Items]
Maximum loss exposure	352	432
On-balance sheet assets
Residual interests held	22	16
All other assets	0	0
Total assets	325	402
Principal balance outstanding	20,593	19,730
Unconsolidated VIEs | Commercial Mortgage | Senior Lien
On-balance sheet assets
Trading account assets	54	14
Debt securities carried at fair value	76	306
Held-to-maturity securities	42	0
Unconsolidated VIEs | Commercial Mortgage | Junior Lien
On-balance sheet assets
Trading account assets	58	13
Debt securities carried at fair value	58	53
Held-to-maturity securities	15	0
Consolidated VIEs | Agency
Variable Interest Entity [Line Items]
Maximum loss exposure	38,345	42,420
On-balance sheet assets
Trading account assets	1,538	1,640
Loans and leases	36,187	40,316
Allowance for loan and lease losses	(2)	(3)
All other assets	623	474
Total assets	38,346	42,427
On-balance sheet liabilities
Long-term debt	1	7
All other liabilities	0	0
Total liabilities	1	7
Consolidated VIEs | Non-agency | Prime
Variable Interest Entity [Line Items]
Maximum loss exposure	77	79
On-balance sheet assets
Trading account assets	0	0
Loans and leases	130	140
Allowance for loan and lease losses	0	0
All other assets	6	0
Total assets	136	140
On-balance sheet liabilities
Long-term debt	56	61
All other liabilities	3	0
Total liabilities	59	61
Consolidated VIEs | Non-agency | Subprime
Variable Interest Entity [Line Items]
Maximum loss exposure	206	183
On-balance sheet assets
Trading account assets	30	0
Loans and leases	768	803
Allowance for loan and lease losses	0	0
All other assets	15	7
Total assets	813	810
On-balance sheet liabilities
Long-term debt	770	803
All other liabilities	13	7
Total liabilities	783	810
Consolidated VIEs | Non-agency | Alt-A
Variable Interest Entity [Line Items]
Maximum loss exposure	0	0
On-balance sheet assets
Trading account assets	0	0
Loans and leases	0	0
Allowance for loan and lease losses	0	0
All other assets	0	0
Total assets	0	0
On-balance sheet liabilities
Long-term debt	0	0
All other liabilities	0	0
Total liabilities	0	0
Consolidated VIEs | Commercial Mortgage
Variable Interest Entity [Line Items]
Maximum loss exposure	0	0
On-balance sheet assets
Trading account assets	0	0
Loans and leases	0	0
Allowance for loan and lease losses	0	0
All other assets	0	0
Total assets	0	0
On-balance sheet liabilities
Long-term debt	0	0
All other liabilities	0	0
Total liabilities	$ 0	$ 0